Investments in associates and joint ventures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ (1,144)	$ 13,207	$ (365,321)
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	10,994	21,271	23,514
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(35,582)	(76,585)	(455,598)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 23,444	$ 68,521	$ 66,763